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QUARTERLY REPORT

TUTTLE CAPITAL PURE PLAY PHOTONICS ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
42.45%	COMMON STOCKS
14.02%	INFORMATION TECHNOLOGY - INDUSTRIAL & FIBER LASERS
	Coherent Corp.(A)	16,049	$6,330,849
	IPG Photonics Corp.(A)	91,425	10,725,981
	nLight, Inc.(A)	91,204	6,349,622
			23,406,452

1.06%	INFORMATION TECHNOLOGY - LIDAR & SENSING
	Aeva Technologies, Inc.(A)	61,477	1,765,620

9.45%	INFORMATION TECHNOLOGY - OPTICAL COMPONENTS & TRANSCEIVERS
	Applied Optoelectronics, Inc.(A)	40,488	5,998,702
	Lumentum Holdings, Inc.(A)	11,404	9,785,316
			15,784,018

3.02%	INFORMATION TECHNOLOGY - OPTICAL MANUFACTURING SERVICES EMS
	Fabrinet ADR(A)	8,972	5,042,982

4.59%	INFORMATION TECHNOLOGY - OPTICAL NETWORKING EQUIPMENT
	Ciena Corp.(A)	15,632	7,668,434

3.16%	INFORMATION TECHNOLOGY - OPTICAL TEST & MEASUREMENT
	Viavi Solutions, Inc.(A)	110,535	5,278,046

0.96%	INFORMATION TECHNOLOGY - PHOTOMASKS SEMICONDUCTOR/DISPLAY MFG
	Photronics, Inc.(A)	49,272	1,602,818

QUARTERLY REPORT

TUTTLE CAPITAL PURE PLAY PHOTONICS ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
2.34%	INFORMATION TECHNOLOGY - PHOTONIC MATERIALS & INTEGRATED CIRCUITS
	Lightwave Logic, Inc.(A)	108,087	$1,022,503
	POET Technologies, Inc. ADR(A)	280,644	2,885,020
			3,907,523

2.41%	INFORMATION TECHNOLOGY - PHOTONICS & SEMICONDUCTOR PROCESS EQUIPMENT
	MKS, Inc.	9,058	4,028,999

1.44%	INFORMATION TECHNOLOGY - PRECISION PHOTONICS & MOTION CONTROL
	Novanta, Inc. ADR(A)	14,793	2,400,016

42.45%	TOTAL COMMON STOCKS		70,884,908
	(Cost: $72,452,683)

42.45%	TOTAL INVESTMENTS		70,884,908
	(Cost: $72,452,683)
57.55%	Other Assets, Net of Liabilities(B)		96,111,583
100.00%	NET ASSETS		$166,996,491

QUARTERLY REPORT

TUTTLE CAPITAL PURE PLAY PHOTONICS ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

2.01%	SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	AEVA Technologies, Inc.	Receive	OBFR01(C) +400bps	Quarterly	7/5/2028	$3,271,323	$346,826
Clear Street Derivatives, LLC.	Ciena Corporation	Receive	OBFR01(C) +200bps	Quarterly	7/5/2028	7,552,662	177,581
Clear Street Derivatives, LLC.	Coherent Corp.	Receive	OBFR01(C) +175bps	Quarterly	7/5/2028	12,551,641	100,924
Clear Street Derivatives, LLC.	Fabrinet	Receive	OBFR01(C) +200bps	Quarterly	7/5/2028	12,097,086	726,247
Clear Street Derivatives, LLC.	IPG Photonics Corporation	Receive	OBFR01(C) +300bps	Quarterly	7/5/2028	12,029,993	657,056
Clear Street Derivatives, LLC.	Lightwave Logic, Inc.	Receive	OBFR01(C) +400bps	Quarterly	7/5/2028	2,269,227	66,734
Clear Street Derivatives, LLC.	Llumentum Holdings Inc.	Receive	OBFR01(C) +525bps	Quarterly	7/5/2028	13,291,349	100,525
Clear Street Derivatives, LLC.	MKS Inc.	Receive	OBFR01(C) +200bps	Quarterly	7/5/2028	5,638,285	364,014
Clear Street Derivatives, LLC.	nLight, Inc.	Receive	OBFR01(C) +400bps	Quarterly	7/5/2028	9,005,208	590,732
Clear Street Derivatives, LLC.	Novanta Inc.	Receive	OBFR01(C) +300bps	Quarterly	7/5/2028	2,882,194	79,294
Clear Street Derivatives, LLC.	Photronics, Inc.	Receive	OBFR01(C) +400bps	Quarterly	7/5/2028	2,499,963	95,580
Clear Street Derivatives, LLC.	Viavi Solutions Inc.	Receive	OBFR01(C) +200bps	Quarterly	7/5/2028	6,465,016	44,747
2.01%	TOTAL RETURN SWAP CONTRACTS					$89,553,947	$3,350,260

(A)Non-income producing

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

TUTTLE CAPITAL PURE PLAY PHOTONICS ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$70,884,908	$—	$—	$70,884,908
Net Unrealized Appreciation of Total Return Swap Contracts	—	3,350,260	—	3,350,260
	$70,884,908	$3,350,260	$—	$74,235,168

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $72,452,683, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,333,471
Gross unrealized depreciation	$(3,550,986)
Net unrealized appreciation	$1,782,485